Shareholder Report, Holdings (Details)	May 31, 2026
C000112291 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112291 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112291 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000112291 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112291 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000112291 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112291 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000112291 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000112291 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000112291 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000112291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000112291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000112291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000112291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000112291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000112291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000112291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000112291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000112291 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000112291 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002025 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002025 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002025 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002025 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002024 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002024 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002024 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002024 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002024 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002036 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002036 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002036 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002036 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002036 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002036 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002034 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002034 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002034 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002034 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002034 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002034 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002034 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002034 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002034 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002034 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002031 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002031 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002031 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002031 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002031 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002031 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002031 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002031 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002031 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002031 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002030 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002030 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002030 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002030 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002030 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002030 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002030 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002029 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002029 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002029 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002029 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002029 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002029 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002029 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002029 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002029 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002023 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002023 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002023 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002023 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000002023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000002023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
C000002023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000002023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000002023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000002023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000002023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000002023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%